35. Lease liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureLeaseLiabilitiesLineItems [Line Items]
Variable lease expense	$ 785	$ 671
Variable lease to fixed payments percentage	13.00%	13.00%
Short term	$ 118	$ 674
Assets not yet available for use	15,869	21,588
Construction in progress [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Assets not yet available for use	$ 67,408	$ 50,130